Annual Total Returns[BarChart] - Invesco VRDO Tax-Free Weekly ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.53%	0.17%	(0.02%)	(0.12%)	(0.16%)	0.17%	0.60%	1.11%	1.15%	0.32%